Annual Fund Operating Expenses - Hartford Multifactor Large Cap Value Fund	Jan. 28, 2021
Class R3
Operating Expenses:
Management fees	0.19%
Distribution and service (12b-1) fees	0.50%
Other expenses	14.99%
Total annual fund operating expenses	15.68%
Fee waiver and/or expense reimbursement	14.74%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%	[1]
Class R4
Operating Expenses:
Management fees	0.19%
Distribution and service (12b-1) fees	0.25%
Other expenses	15.00%
Total annual fund operating expenses	15.44%
Fee waiver and/or expense reimbursement	14.80%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	[1]
Class R5
Operating Expenses:
Management fees	0.19%
Distribution and service (12b-1) fees	none
Other expenses	14.92%
Total annual fund operating expenses	15.11%
Fee waiver and/or expense reimbursement	14.77%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.34%	[1]
Class R6
Operating Expenses:
Management fees	0.19%
Distribution and service (12b-1) fees	none
Other expenses	14.84%
Total annual fund operating expenses	15.03%
Fee waiver and/or expense reimbursement	14.79%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.24%	[1]
Class Y
Operating Expenses:
Management fees	0.19%
Distribution and service (12b-1) fees	none
Other expenses	14.92%
Total annual fund operating expenses	15.11%
Fee waiver and/or expense reimbursement	14.77%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.34%	[1]
Class F
Operating Expenses:
Management fees	0.19%
Distribution and service (12b-1) fees	none
Other expenses	14.84%
Total annual fund operating expenses	15.03%
Fee waiver and/or expense reimbursement	14.79%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.24%	[1]

[1]	Lattice Strategies LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.94% (Class R3), 0.64% (Class R4), 0.34% (Class R5), 0.24% (Class R6), 0.34% (Class Y), and 0.24% (Class F). This contractual arrangement will remain in effect until January 31, 2022 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.